Summary of significant accounting policies (Details 6) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Biological assets	$ 9,187,640	$ 9,638,722
Short term investment	0	5,820
Derivative liability	0	3,450,000
Level 1 Member
Biological assets	0	0
Short term investment	0	5,820
Derivative liability	0	0
Level 2 Member
Biological assets	0	0
Short term investment	0	0
Derivative liability	0	0
Level 3 Member
Biological assets	9,187,640	9,638,722
Short term investment	0	0
Derivative liability	$ 0	$ 3,450,000